Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Cash Flows from Operating Activities
Net loss for the year	$ (608,928)	$ (2,667,798)	$ (4,974,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from loss of control of subsidiaries	(995,142)	0	0
Stock based compensation	99,588	0	1,144,342
Foreign exchange gain	(25,131)	(71,262)	0
Gain on debt forgiveness	(62,500)	(222,771)	0
Shares issued as compensation	169,000	0	0
Impairment loss	209,702	0	0
Consulting fees	0	17,189	307,734
Changes in operating assets and liabilities:
Sales tax receivable	3,257	(3,525)	(5,130)
Prepaid expenses	(152,925)	120,310	(116,136)
Due from related parties	0	0	2,500
Due to related parties	325,742	28,326	0
Accounts payable and accrued liabilities	(924,237)	(19,847)	122,411
Net cash used in operating activities - continuing operations	(1,961,574)	(2,819,378)	(3,519,113)
Net cash provided by (used in) operating activities - discontinued	(764,435)	2,405,354	78,011
Net cash used in operating activities	(2,726,009)	(414,024)	(3,441,102)
Cash Flows from Investing Activities
Long-term receivables	(209,703)	0	0
Net cash used in investing activities-continuing operations	(209,703)	0	0
Net cash provided by (used in) investing activities - discontinued	995,142	0	(573,343)
Net cash provided by (used in) investing activities	785,439	0	(573,343)
Cash Flows from Financing Activities
Shares issued for cash	2,278,420	0	4,417,046
Share issuance costs	(233,403)	0	0
Loan payable	(79,019)	105,000	0
Net cash provided by financing activities-continuing operations	1,965,998	105,000	4,417,046
Net cash used in financing activities- discontinued	0	(34,701)	(90,604)
Net cash provided by financing activities	1,965,998	70,299	4,326,442
Increase (decrease) in cash	25,428	(343,725)	311,997
Effect of foreign exchange rate changes on cash	0	(18,194)	38,336
Cash, beginning of the year	13,127	375,046	24,713
Cash, end of the year	$ 38,555	$ 13,127	$ 375,046